MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111




Dear Shareholder:

We are pleased to present the annual report for the Maxim JPMorgan Growth & Income Portfolio (the "Portfolio"). The report provides detailed performance information for the Portfolio for the year ended October 31, 2001.

Equities in Context

The 12 months under review reflect less than optimal performance for the equity markets. The S&P 500 Index and the MSCI EAFE Index are both down by about 25%. Not surprisingly, our Portfolio also generated negative returns. However, we believe that the last year should be viewed within the context of long-term returns. Over a 10-year period, an investment in the S&P 500 Index would have generated impressive average annual returns of 12.76%.

The sell-off experienced by the equity markets over the past year was a consequence of the long economic expansion and bull market in equities. With the benefit of hindsight, it is obvious that the technology boom of the late 1990s and 2000 was supported by excessive confidence, or as suggested by Chairman Greenspan, "irrational exuberance." Much of the capacity put in place for the "Internet Revolution" was not needed and, certainly, the stock prices awarded to technology businesses were not justified on a fundamental basis.

Today, many of the plants that produce the building blocks of technology--silicon chips, fiber optics and so on--are operating at a fraction of their capacity. Likewise, technology companies and others are selling considerably fewer PCs, mobile phones and other electronic gadgets than was previously expected. It is for these reasons that the most significant stock price declines have been experienced in the technology sector.

U.S. economic growth began to slow towards the end of 2000. Federal Reserve policy makers adopted an easing bias early in 2001 in response to the weakness of 4th quarter 2000 economic data. Since the beginning of the year, the Fed has reduced rates by a total of 475 basis points (from 6.50% to 1.75%) and introduced a significant fiscal stimulus package.

Looking Forward

At the time of writing, global central banks actions are providing support to economies and galvanizing financial markets. The broad-based S&P 500 Index is up almost 20% from the lows reached following the terrorist attacks of September 11th and the bond market is discounting an economic recovery. There is some justification for this renewed optimism. Economic data releases, both domestic and international, are increasingly mixed as opposed to all weak, which is typical of a bottoming economy.

Our fixed income team expects a U.S. economic recovery late in the second quarter of 2002. As the United States is the world's main driver of economic growth, this represents good news for domestic and international equity markets with the possible exception of Japan, where specific economic difficulties remain.

How the Portfolio performed

The Portfolio, which seeks capital appreciation and current income by investing all of its assets in the Growth & Income Portfolio (the "Master Portfolio"), fell 21.26% during the year ended October 31, 2001. This compares with losses of 25.32% for the Lipper Growth & Income Fund Index and 24.89% for the S&P 500 Index.

How the Portfolio was managed

There was no escaping the broad-based decline in stocks over the past year. While the Portfolio outperformed its benchmarks, the Fed actions negatively impacted the Portfolio as greater than expected short-term rate cuts caused a rally in those stocks displaying classic low quality characteristics such as a weak balance sheet, and low return on capital. These lower quality companies had much to gain from falling rates. This backdrop was not favorable to the Master Portfolio, which invests in the stocks of high quality companies.

As the depth of domestic economic weakness became clearer, the market's preference for low quality assets diminished. Accordingly, through 2001, the Master Portfolio's relative performance improved. The terrorist attacks of September 11th caused a flight to quality, with the result that by the end of the period under review, `quality' was priced at a premium. Balance sheet strength, high profit margins, strong cash flow, and other hallmarks of quality were all sought after once again.

The Master Portfolio's performance was negatively impacted this year as a result of some of its investments in the financial sector. Going into the period under review, the portfolio was overweighted in financial stocks with exposure to capital markets and asset management businesses. By contrast, it was underweighted in regional banks, which appeared to have lower growth businesses. When the extent of the drop off in information technology demand and financial assets became clear, the banks with capital markets and asset management businesses dropped most. Regional bank stock prices however performed well supported by the falling interest rate environment. The Master Portfolio holdings with substantial capital markets businesses included AIG, American Express, and Bank of New York - names that did not perform well. The Master Portfolio did not own Bank of America stock, which performed relatively well. One of the Master Portfolio's greatest successes was a result of its underweighting in information technology, which was the sector that dropped most in absolute terms. The Master Portfolio benefited both from the underweighting and from not owning specific stocks such as Gateway, Hewlett Packard, JDS Uniphase, and Nortel Networks. These stock prices declined between 60% and 90%.

Looking ahead

The Master Portfolio's emphasis on quality companies within the `value' area of the equity market should lend itself well to good relative performance in an uncertain economic environment.



This report and the financial statements contained herein are submitted for the general information of shareholders of the Maxim JPMorgan Growth & Income Portfolio. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

MAXIM JPMORGAN GROWTH & INCOME PORTFOLIO: GROWTH OF A $10,000 INVESTMENT

The following graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim JPMorgan Growth & Income Portfolio, made at its inception, with the performance of the Lipper Growth and Income Fund Index and the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                            Maxim        S&P 500       Lipper Growth
                           JPMorgan    Index(R)Balance & Income Fund
                           Growth &                    Index
                            Income                     Balance
                          Portfolio
                           Balance
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
12/21/94 to 10/31/95       $12,315.00    $12,935.00     $11,940.00
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
10/31/96                   $14,779.00    $16,052.00     $14,533.00
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
10/31/97                   $19,114.00    $21,206.00     $18,607.00
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
10/31/98                   $20,907.00    $25,869.00     $20,429.00
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
10/31/99                   $23,692.00    $32,510.00     $23,704.00
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
10/31/00                   $25,898.00    $34,490.00     $25,349.00
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
10/31/01                   $20,392.00    $25,905.00     $18,931.00
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------

1 Year Annualized Return:    -21.26%
3 Year Annualized Return:     -0.92%
5 Year Annualized Return:      6.59%
Since Inception Annualized
Return:                       10.81%


This report and the financial statements contained herein are submitted for the general information of the shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Maxim Series Fund, Inc., including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

Deloitte & Touche LLP
Suite 3600
555 Seventeenth Street
Denver, Colorado 80202-3942

Tel: (303) 292-5400
Fax: (303) 312-4000
www.us.deloitte.com
                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the JP Morgan Growth & Income Portfolio of the Maxim Series Fund, Inc., formerly Maxim Vista Growth & Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of October 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the JP Morgan Growth & Income Fund of the Maxim Series Fund, Inc. as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
December 20, 2001

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                         MAXIM
                                                                                       JP MORGAN
                                                                                        GROWTH &
                                                                                         INCOME
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:
     Investment in Hub - Growth and Income Portfolio, at value (1)                $       86,432,269
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:
     Due to investment adviser                                                               298,478
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       86,133,791
                                                                                    =================
                                                                                    =================
                                                                                                   0
NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $        9,237,290
     Additional paid-in capital                                                           93,778,555
     Net unrealized depreciation on investments                                          (14,092,097)
     Undistributed net investment income                                                      29,287
     Accumulated net realized loss on investments                                         (2,819,244)
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       86,133,791
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $           0.9325
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                          92,372,896

(1)  Cost of investments in securities:                                           $      100,524,366

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           MAXIM
                                                                                         JP MORGAN
                                                                                         GROWTH &
                                                                                          INCOME
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
INVESTMENT INCOME:
     Investment income allocated from Hub portfolio                                 $       1,900,844
     Expenses allocated from Hub portfolio                                                   (467,887)
                                                                                      ----------------
                                                                                      ----------------

     Total income                                                                           1,432,957
                                                                                      ----------------
                                                                                      ----------------

EXPENSES:
     Advisory fees                                                                            531,360
                                                                                      ----------------
                                                                                      ----------------

NET INVESTMENT INCOME                                                                         901,597
                                                                                      ----------------
                                                                                      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments allocated from Hub portfolio                           (645,764)
     Change in net unrealized depreciation on investments allocated from Hub portfolio    (23,830,174)
                                                                                      ----------------
                                                                                      ----------------

     Net realized and unrealized loss on investments                                      (24,475,938)
                                                                                      ----------------
                                                                                      ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     (23,574,341)
                                                                                      ================
                                                                                      ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2001 AND 2000

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

                                                                          MAXIM JP MORGAN GROWTH &
                                                                              INCOME PORTFOLIO
                                                                     -----------------------------------
                                                                     -----------------------------------
                                                                          2001               2000
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $        901,597   $         605,149
     Net realized gain (loss) on investments allocated from Hub portfolio  (645,764)         15,725,736
     Change in net unrealized appreciation (depreciation) on investments
     allocated from Hub portfolio                                       (23,830,174)         (6,112,914)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Net increase (decrease) in net assets resulting from operations    (23,574,341)         10,217,971
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                            (960,533)           (569,882)
     From net realized gains                                            (17,940,283)        (26,557,614)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Total distributions                                                (18,900,816)        (27,127,496)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   22,032,878          39,954,734
     Reinvestment of distributions                                       18,900,816          27,127,496
     Redemptions of shares                                              (25,955,218)        (62,520,334)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Net increase in net assets resulting from share transactions        14,978,476           4,561,896
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Total decrease in net assets                                       (27,496,681)        (12,347,629)

NET ASSETS:
     Beginning of period                                                113,630,472         125,978,101
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     End of period  (1)                                            $     86,133,791   $     113,630,472
                                                                     ===============    ================
                                                                     ===============    ================
                                                                                  0
OTHER INFORMATION:

SHARES:
     Sold                                                                18,996,584          28,022,224
     Issued in reinvestment of distributions                             16,755,192          20,054,693
     Redeemed                                                           (22,317,159)        (43,804,981)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Net increase                                                        13,434,617           4,271,936
                                                                     ===============    ================
                                                                     ===============    ================

(1) Including undistributed net investment income                  $         29,287   $          88,223

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JP MORGAN GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
October 31, 2001, 2000, 1999, 1998 and 1997 are as follows:

                                                             Year Ended October 31,
                                      -------------------------------------------------------------------
                                      -------------------------------------------------------------------
                                         2001          2000          1999          1998          1997
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------


Net Asset Value, Beginning of Period$     1.4395  $     1.6872  $     1.5958  $     1.6590  $     1.3957

Income from Investment Operations

Net investment income                     0.0096        0.0072        0.0114        0.0113        0.0158
Net realized and unrealized gain (loss)  (0.2757)       0.1219        0.1938        0.1351        0.3677
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

Total Income (Loss) From
Investment Operations                    (0.2661)       0.1291        0.2052        0.1464        0.3835
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

Less Distributions

From net investment income               (0.0104)      (0.0068)      (0.0118)      (0.0103)      (0.0162)
From net realized gains                  (0.2305)      (0.3700)      (0.1020)      (0.1993)      (0.1040)
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

Total Distributions                      (0.2409)      (0.3768)      (0.1138)      (0.2096)      (0.1202)
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Period      $     0.9325  $     1.4395  $     1.6872  $     1.5958  $     1.6590
                                      ===========   ===========   ===========   ===========   ===========
                                      ===========   ===========   ===========   ===========   ===========
                                          0.0000

Total Return                             (21.26%)        9.31%        13.13%         9.38%        29.33%

Net Assets, End of Period           $ 86,133,791  $ 113,630,472 $ 125,978,101 $ 161,166,617 $ 135,053,616

Ratio of Expenses to Average Net Assets    1.00%         1.00%         1.00%         1.00%         1.00%

Ratio of Net Investment Income to
Average Net Assets                         0.90%         0.52%         0.66%         0.69%         1.08%

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Interests in the JP Morgan Growth & Income Portfolio (the Portfolio, formerly the Vista Growth & Income Portfolio) are represented by a separate class of beneficial interest of the Fund. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity
      Insurance Company (GWL&A) and New England Financial.

      The Portfolio seeks to achieve its investment objective through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio managed by JP Morgan, a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the 1940 Act, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      The Portfolio's investment in the Hub portfolio is valued based on the daily reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Portfolio has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Portfolio, the investment advisor receives monthly compensation at the annual rate of 0.53% of the average daily net assets of the Portfolio.

3.      INVESTMENT TRANSACTIONS

      The Portfolio's percentage interest in the Hub portfolio was 5.69% at October 31, 2001. Purchases and sales of interests in the Hub portfolio were $11,837,872 and $19,248,825, respectively, for the year ended October 31, 2001.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 99.1%
--------------------------------------------------------------------------------
                COMMON STOCKS-- 99.1%
                Aerospace-- 0.8%
       387      Boeing Co.                                            $   12,616

                Automotive-- 2.5%
     1,601      Ford Motor Co.                                            25,695
       282      General Motors Corp.                                      11,665
                                                                      ----------
                                                                          37,360
                Banking-- 5.0%
       274      Bank of America Corp.                                     16,163
       608      Bank of New York Co., Inc.                                20,678
       975      Wells Fargo & Co.                                         38,513
                                                                      ----------
                                                                          75,354
                Chemicals-- 1.8%
       346      Dow Chemical Co.                                          11,501
       383      E.I. DuPont de Nemours Co.                                15,328
                                                                      ----------
                                                                          26,829
                Computer Software-- 1.2%
       564      Computer Associates International, Inc.                   17,439

                Computers/Computer Hardware-- 1.0%
       200      Hewlett-Packard Co.                                        3,366
       106      International Business Machines Corp.                     11,455
                                                                      ----------
                                                                          14,821
                Consumer Products-- 3.8%
       978      Philip Morris Companies, Inc.                             45,756
       146      Procter & Gamble Co.                                      10,772
                                                                      ----------
                                                                          56,528
                Diversified-- 3.8%
       800      General Electric Co.                                      29,139
       574      Tyco International LTD (Bermuda)                          28,206
                                                                      ----------
                                                                          57,345
                Electronics/Electrical Equipment-- 0.5%
       140      Emerson Electric Co.                                       6,863

                Financial Services-- 13.7%
       638      American Express Co.                                      18,776
     1,961      Citigroup, Inc.                                           89,277
       313      Fannie Mae                                                25,365
       696      Merrill Lynch & Co., Inc.                                 30,422
       671      Morgan Stanley Dean Witter & Co.                          32,806
       189      State Street Corp.                                         8,598
                                                                      ----------
                                                                         205,244
                Food/Beverage Products-- 4.4%
       500      Anheuser-Busch Companies, Inc.                            20,829
       390      PepsiCo, Inc.                                             18,997
       678      Sysco Corp.                                               16,347
       200      Unilever NV, N.Y. Registered Shares (Netherlands)         10,396
                                                                      ----------
                                                                          66,569

                       See notes to financial statements.

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                Insurance-- 4.2%
       473      American International Group, Inc.                    $   37,213
       264      Marsh & McLennan Companies, Inc.                          25,513
                                                                      ----------
                                                                          62,726
                Machinery & Engineering Equipment-- 2.6%
       600      Caterpillar, Inc.                                         26,832
       375      Dover Corp.                                               12,356
                                                                      ----------
                                                                          39,188
                Manufacturing-- 0.7%
       353      Honeywell International, Inc.                             10,431

                Metals/Mining-- 0.9%
       419      Alcoa, Inc.                                               13,528

                Multi-Media-- 3.8%
       344      AOL Time Warner, Inc. *                                   10,736
     1,013      The Walt Disney Co.                                       18,832
       771      Viacom, Inc., Class B *                                   28,156
                                                                      ----------
                                                                          57,724
                Oil & Gas-- 16.4%
       603      Chevron Texaco Corp.                                      53,385
     2,567      Exxon Mobil Corp.                                        101,256
       450      Halliburton Co.                                           11,111
       200      Noble Drilling Corp. *                                     6,110
     1,077      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                            54,419
       258      Santa Fe International Corp.                               6,280
       303      Schlumberger LTD                                          14,671
                                                                      ----------
                                                                         247,232
                Paper/Forest Products-- 3.2%
       470      International Paper Co.                                   16,842
       308      Weyerhaeuser Co.                                          15,372
       335      Willamette Industries, Inc.                               15,695
                                                                      ----------
                                                                          47,909
                Pharmaceuticals-- 7.6%
       836      Abbott Laboratories                                       44,291
       564      American Home Products Corp.                              31,488
       333      Pfizer, Inc.                                              13,953
       596      Pharmacia Corp.                                           24,134
                                                                      ----------
                                                                         113,866
                Restaurants/Food Services-- 0.6%
       340      McDonald's Corp.                                           8,864

                Retailing-- 3.0%
       620      Limited, Inc.                                              6,913
       360      May Department Stores Co.                                 11,322
       868      Target Corp.                                              27,038
                                                                      ----------
                                                                          45,273
                Semi-Conductors-- 3.2%
       394      Altera Corp. *                                             7,959
       432      Applied Materials, Inc. *                                 14,736

                       See notes to financial statements.

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                Semi-Conductors -- Continued
       350      Intel Corp.                                           $    8,547
       591      Texas Instruments, Inc.                                   16,541
                                                                      ----------
                                                                          47,783
                Telecommunications-- 10.0%
       719      AT&T Corp.                                                10,967
       231      AT&T Wireless Services, Inc. *                             3,342
     1,109      BellSouth Corp.                                           41,033
       786      SBC Communications, Inc.                                  29,947
     1,291      Verizon Communications, Inc.                              64,325
                                                                      ----------
                                                                         149,614
                Telecommunications Equipment-- 1.3%
     1,054      Motorola, Inc.                                            17,254
       297      Nortel Networks Corp. (Canada)                             1,726
                                                                      ----------
                                                                          18,980
                Utilities-- 3.1%
       202      Dominion Resources, Inc.                                  12,346
       568      Duke Energy Corp.                                         21,818
       260      TXU Corp.                                                 11,918
                                                                      ----------
                                                                          46,082
--------------------------------------------------------------------------------
                Total Long-Term Investments                            1,486,168
                (Cost $1,507,461)
--------------------------------------------------------------------------------
      Short-Term Investment-- 0.9%
--------------------------------------------------------------------------------
                MONEY MARKET FUND-- 0.9%
    14,179      JPMorgan Prime Money Market Fund (a)                      14,179
                (Cost $14,179)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                            $1,500,347
                (Cost $1,521,640)
--------------------------------------------------------------------------------

INDEX:
*      -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES As of October 31, 2001

(Amounts in Thousands)

--------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                       $1,500,347
     Receivables:
       Investment securities sold                              17,507
       Dividends                                                2,423
       Expense reimbursement from Adviser                           3
--------------------------------------------------------------------------------
         Total Assets                                       1,520,280
--------------------------------------------------------------------------------
   LIABILITIES:
     Accrued liabilities:
       Investment advisory fees                                   532
       Administration fees                                         66
       Trustees' fees                                             249
       Other                                                      102
--------------------------------------------------------------------------------
         Total Liabilities                                        949
================================================================================
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                                    $1,519,331
--------------------------------------------------------------------------------
   Cost of investments                                     $1,521,640
--------------------------------------------------------------------------------


                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
STATEMENT OF OPERATIONS As of October 31, 2001

(Amounts in Thousands)

--------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                                 $31,351
     Interest                                                   4,174
     Dividend income from affiliated investments*                  53
     Foreign taxes withheld                                      (260)
--------------------------------------------------------------------------------
       Total investment income                                 35,318
--------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                   7,466
     Administration fees                                          933
     Custodian fees                                                93
     Accounting fees                                               47
     Professional fees                                             34
     Trustees' fees                                               162
     Other                                                         77
--------------------------------------------------------------------------------
         Total expenses                                         8,812
--------------------------------------------------------------------------------
         Less expense reimbursements                              128
--------------------------------------------------------------------------------
       Net expenses                                             8,684
--------------------------------------------------------------------------------
         Net investment income                                 26,634
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investment transactions             (10,366)
     Change in net unrealized appreciation\depreciation
      of investments                                         (441,285)
--------------------------------------------------------------------------------
     Net realized and unrealized loss on investments         (451,651)
     Net decrease in net assets from operations             $(425,017)
================================================================================
     *Includes reimbursements of investment
     advisory, administrative and shareholder
     servicing fees:                                        $       3


                      See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS As of October 31, 2001

(Amounts in Thousands)

                                                                        Year Ended
                                                                10/31/01         10/31/00
---------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
     Net investment income                                    $   26,634      $   25,025
     Net realized gain (loss) on investments                     (10,366)        322,821
     Change in net unrealized appreciation\depreciation         (441,285)       (123,018)
---------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
        from operations                                         (425,017)        224,828
---------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST:
     Contributions                                               206,437         147,832
     Withdrawals                                                (469,439)       (789,064)
---------------------------------------------------------------------------------------------
        Net decrease from transactions
        in investors' beneficial interest                       (263,002)       (641,232)
        Total decrease in net assets                            (688,019)       (416,404)

   NET ASSETS:
     Beginning of period                                       2,207,350       2,623,754
     End of period                                            $1,519,331      $2,207,350
=============================================================================================


                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio. The GIP commenced operations on November 19, 1993.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

  B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

  C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolio to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolio to unlimited losses.

     The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of October 31, 2001, the Portfolio had no outstanding futures contracts.

  D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

  E. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

  F. EXPENSES -- Expenses directly attributable to the Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

     Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment adviser to the Portfolio, and JPMFAM acted as the investment sub-adviser to the Portfolio. Pursuant to an Investment Sub-Advisory Agreement between Chase and JPMFAM for the Portfolio, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

     The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

  B. CUSTODIAN FEES -- Chase, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by the Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations.

  C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Portfolio. In consideration of these services the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets.

     The Administrator reimbursed expenses for the Portfolio as follows (amounts in thousands):

                                                                   ADMINISTRATOR
                                                                   REIMBURSEMENT
--------------------------------------------------------------------------------
      GIP                                                              $128

3.   INVESTMENT TRANSACTIONS

For the year ended October 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                                         GIP
--------------------------------------------------------------------------------
Purchases (excluding U.S. Government)                                $208,089
Sales (excluding U.S. Government)                                     338,361

4.   FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2001, are as follows (in thousands):

                                                                         GIP
Aggregate cost                                                       $1,523,753
Gross unrealized appreciation                                           186,802
Gross unrealized depreciation                                          (210,208)
Net unrealized depreciation                                             (23,406)

5.   CONCENTRATIONS

As of October 31, 2001, GIP invested 18.7% of its portfolio in securities issued by financial companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

As of October 31, 2001, GIP invested 16.4% of its portfolio in securities issued by energy sector institutions including oil and gas companies.

6.  TRUSTEE COMPENSATION

The Portfolio has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period from November 1, 2000 to May 15, 2001, included in Trustees Fees in the Statement of Operations, were as follows (in thousands):

                                                                       PENSION
                                                                       EXPENSES
--------------------------------------------------------------------------------
GIP                                                                      $10

In connection with the consolidation of the heritage J. P. Morgan and heritage Chase fund families, and the reduction in the number of combined trustees on the new board from 22 to 8, the Pension Plan was terminated effective May 15, 2001. In furtherance of this termination, the Trustees were paid an amount equal, in the aggregate, to

$10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                  DEFERRED
                                               CHASE            COMPENSATION
FUND NAME                                  REIMBURSEMENT          ROLLOVER
--------------------------------------------------------------------------------
GIP                                            $128                 $203

Accrued liability and expense amounts from the deferred compensation plan are included in trustees' fees on the Statement of Assets and Liabilities and the Statement of Operations, respectively.

7.   BANK BORROWINGS

The Portfolio may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolio has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on January 4, 2002.

The Portfolio had no borrowings outstanding at October 31, 2001, nor at any point during the year then ended.

8.  SUBSEQUENT EVENT

On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank. The new Administrator for the Portfolio will be the JPMorgan Chase Bank. As a result, all references in the Annual Report to either the Chase Manhattan Bank or Morgan Guaranty Trust Company of New York should be replaced with JPMorgan Chase Bank.

                                                     GROWTH AND INCOME PORTFOLIO
                                                              SUPPLEMENTARY DATA


GROWTH AND INCOME PORTFOLIO
SUPPLEMENTARY DATA

                                                            For the Year Ended
                                                                October 31,

-----------------------------------------------------------------
2001          2000              1999                   1998          1997
Ratios to Average Net Assets
  Expenses
0.47%         0.47%            0.47%                  0.47%          0.47%
  Net Investment Income
1.43%         1.05%            1.20%                  1.21%          1.61%
  Expenses without Reimbursements
0.48%         0.47%            0.47%                  0.47%          0.47%
  Net Investment Income without Reimbursements
1.42%         1.05%            1.20%                  1.21%          1.61%
Portfolio Turnover
12%           30%               125%                   113%            62%
--------------------------------------------------------------------------------


                       See notes to financial statements.

JPMORGAN PORTFOLIOS
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio (the "Portfolio") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 21, 2001

Maxim JPMorgan Growth & Income Portfolio Special Meeting of Shareholders (UNAUDITED)


A Special Meeting of Shareholders was held on July 2, 2001 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. Approval of the adoption of an amended fundamental investment restriction regarding loans for the Growth & Income Portfolio. The votes cast in this matter were:

        For           74,765,112.38
        Against        2,769,078.24
        Abstain       14,768,417.26

2. Approval of the adoption of a corresponding amended fundamental investment restriction regarding loans for the Maxim JPMorgan Growth & Income Portfolio. The votes cast in this matter were:

        For           74,765,112.38
        Against        2,769,078.24
        Abstain       14,768,417.26

3. Approval of the election of eight Trustees of the Growth & Income Portfolio. The shareholders approved the election of each Trustee. The number of votes cast in this matter were:


                                    FOR            AGAINSTABSTAIN
--------------------------------------------------------------------------------
William J. Armstrong                92,302,607.88  None          None
Roland R. Eppley                    92,302,607.88  None          None
Ann Maynard Gray                    92,302,607.88  None          None
Matthew Healey                      92,302,607.88  None          None
Fergus Reid, III                    90,456,555.72  1,846,052.16  None
James J. Schonbachler               92,302,607.88  None          None
Leonard M. Spalding, Jr.            92,302,607.88  None          None
H. Richard Vartabedian              92,302,607.88  None          None